Income Taxes - Schedule of Reconciliation of U.S. Federal Statutory Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income tax computed at federal statutory rate	21.00%	21.00%
State taxes, net of federal benefit	7.10%	6.10%
Tax credit carryforwards	3.60%	6.20%
Permanent items	(1.00%)	(0.20%)
Change in valuation allowance	(30.80%)	(32.70%)
Other	0.10%	(0.40%)
Effective tax rate	0.00%	0.00%